Financial Instruments - Forward Agreements to Purchase Foreign Currency (Details) - Forward agreements to purchase foreign currency - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Less than one year
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 6,384	$ 9,042
Fair value Liability	(104)	(1,040)
Fair Value Asset	78	4
1-2 years
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	23	66
Fair value Liability	(2)	(41)
2-3 years
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 2	23
Fair value Liability		(2)
3-4 years
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount		$ 2